Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000016090 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000016090 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000016090 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000016090 | 03769M106 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000016090 | L8681T102 | Spotify Technology S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016090 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016090 | 48251W104 | KKR & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016090 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016090 | 538034109 | Live Nation Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016090 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016090 | Financials09260D107
Holdings [Line Items]
Percent of Total Investments	99.40%
C000016090 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.60%
C000016090 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000016090 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000016090 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000016090 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000016090 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000016090 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000016090 | Communications
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000016090 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000135444 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000135444 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000135444 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000135444 | 03769M106 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000135444 | L8681T102 | Spotify Technology S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135444 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135444 | 48251W104 | KKR & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135444 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135444 | 538034109 | Live Nation Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000135444 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135444 | Financials09260D107
Holdings [Line Items]
Percent of Total Investments	99.40%
C000135444 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.60%
C000135444 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000135444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000135444 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000135444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000135444 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000135444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000135444 | Communications
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000135444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000016092 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000016092 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000016092 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000016092 | 03769M106 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000016092 | L8681T102 | Spotify Technology S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016092 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016092 | 48251W104 | KKR & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016092 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016092 | 538034109 | Live Nation Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016092 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016092 | Financials09260D107
Holdings [Line Items]
Percent of Total Investments	99.40%
C000016092 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.60%
C000016092 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000016092 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000016092 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000016092 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000016092 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000016092 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000016092 | Communications
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000016092 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000016036 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000016036 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000016036 | SPDR S&P 500 ETF Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000016036 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016036 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016036 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016036 | Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016036 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016036 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016036 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000016036 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.00%
C000016036 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000016036 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016036 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000016036 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000016036 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000016036 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000016036 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000016036 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000016036 | Utilities21037T109
Holdings [Line Items]
Percent of Total Investments	61.00%
C000016036 | Equities81369Y852
Holdings [Line Items]
Percent of Total Investments	26.30%
C000016036 | Futures3EN5C 100_20250721_L_WEDX
Holdings [Line Items]
Percent of Total Investments	10.70%
C000016036 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000016036 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016036 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016036 | Equity
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000135443 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000135443 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000135443 | SPDR S&P 500 ETF Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000135443 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000135443 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000135443 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000135443 | Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000135443 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000135443 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000135443 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000135443 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.00%
C000135443 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000135443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000135443 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000135443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000135443 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000135443 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000135443 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000135443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000135443 | Utilities21037T109
Holdings [Line Items]
Percent of Total Investments	61.00%
C000135443 | Equities81369Y852
Holdings [Line Items]
Percent of Total Investments	26.30%
C000135443 | Futures3EN5C 100_20250721_L_WEDX
Holdings [Line Items]
Percent of Total Investments	10.70%
C000135443 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000135443 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000135443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000135443 | Equity
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000016038 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000016038 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000016038 | SPDR S&P 500 ETF Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000016038 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016038 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016038 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016038 | Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016038 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016038 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016038 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000016038 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.00%
C000016038 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000016038 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016038 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000016038 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000016038 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000016038 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000016038 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000016038 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000016038 | Utilities21037T109
Holdings [Line Items]
Percent of Total Investments	61.00%
C000016038 | Equities81369Y852
Holdings [Line Items]
Percent of Total Investments	26.30%
C000016038 | Futures3EN5C 100_20250721_L_WEDX
Holdings [Line Items]
Percent of Total Investments	10.70%
C000016038 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000016038 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016038 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016038 | Equity
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000212570 | Ambac Assurance Corporation, 0, 2169-06-07
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000212570 | GS Mortgage Securities Trust, 6.576, 2043-08-10
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000212570 | MBIA Global Funding, LLC, 0, 2033-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212570 | JP Morgan Chase Commercial Mortgage Securities, 3.91, 2030-05-05
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000212570 | JP Morgan Chase Commercial Mortgage Securities, 5.129, 2045-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000212570 | GS Mortgage Securities Trust, 5.295, 2044-08-10
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000212570 | Commercial Mortgage Pass Through Certificates, 3.4, 2030-10-05
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212570 | WFRBS Commercial Mortgage Trust, 0.000, 2046-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000212570 | JP Morgan Chase Commercial Mortgage Securities, 5.769, 2043-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212570 | CG-CCRE Commercial Mortgage Trust, 5.576, 2031-06-15
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212570 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.80%
C000212570 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000212570 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000212570 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000212570 | Non-Agency Residential Mortgage Backed SecuritiesBCC08AKC1
Holdings [Line Items]
Percent of Total Investments	77.70%
C000212570 | Financials023138AA8
Holdings [Line Items]
Percent of Total Investments	14.60%
C000212570 | Financial Services27828H204
Holdings [Line Items]
Percent of Total Investments	0.80%
C000212570 | OtherFFW01DFSL
Holdings [Line Items]
Percent of Total Investments	0.10%
C000212570 | Non-Agency MBS CMO
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212570 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212570 | Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212570 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212570 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000212570 | Banking
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000212570 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212570 | CDO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000212570 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000212570 | Non-Agency Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000212571 | Ambac Assurance Corporation, 0, 2169-06-07
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000212571 | GS Mortgage Securities Trust, 6.576, 2043-08-10
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000212571 | MBIA Global Funding, LLC, 0, 2033-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212571 | JP Morgan Chase Commercial Mortgage Securities, 3.91, 2030-05-05
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000212571 | JP Morgan Chase Commercial Mortgage Securities, 5.129, 2045-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000212571 | GS Mortgage Securities Trust, 5.295, 2044-08-10
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000212571 | Commercial Mortgage Pass Through Certificates, 3.4, 2030-10-05
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212571 | WFRBS Commercial Mortgage Trust, 0.000, 2046-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000212571 | JP Morgan Chase Commercial Mortgage Securities, 5.769, 2043-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212571 | CG-CCRE Commercial Mortgage Trust, 5.576, 2031-06-15
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212571 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.80%
C000212571 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000212571 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000212571 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000212571 | Non-Agency Residential Mortgage Backed SecuritiesBCC08AKC1
Holdings [Line Items]
Percent of Total Investments	77.70%
C000212571 | Financials023138AA8
Holdings [Line Items]
Percent of Total Investments	14.60%
C000212571 | Financial Services27828H204
Holdings [Line Items]
Percent of Total Investments	0.80%
C000212571 | OtherFFW01DFSL
Holdings [Line Items]
Percent of Total Investments	0.10%
C000212571 | Non-Agency MBS CMO
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212571 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212571 | Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212571 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212571 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000212571 | Banking
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000212571 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212571 | CDO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000212571 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000212571 | Non-Agency Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000212569 | Ambac Assurance Corporation, 0, 2169-06-07
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000212569 | GS Mortgage Securities Trust, 6.576, 2043-08-10
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000212569 | MBIA Global Funding, LLC, 0, 2033-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212569 | JP Morgan Chase Commercial Mortgage Securities, 3.91, 2030-05-05
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000212569 | JP Morgan Chase Commercial Mortgage Securities, 5.129, 2045-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000212569 | GS Mortgage Securities Trust, 5.295, 2044-08-10
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000212569 | Commercial Mortgage Pass Through Certificates, 3.4, 2030-10-05
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212569 | WFRBS Commercial Mortgage Trust, 0.000, 2046-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000212569 | JP Morgan Chase Commercial Mortgage Securities, 5.769, 2043-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212569 | CG-CCRE Commercial Mortgage Trust, 5.576, 2031-06-15
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212569 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.80%
C000212569 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000212569 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000212569 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000212569 | Non-Agency Residential Mortgage Backed SecuritiesBCC08AKC1
Holdings [Line Items]
Percent of Total Investments	77.70%
C000212569 | Financials023138AA8
Holdings [Line Items]
Percent of Total Investments	14.60%
C000212569 | Financial Services27828H204
Holdings [Line Items]
Percent of Total Investments	0.80%
C000212569 | OtherFFW01DFSL
Holdings [Line Items]
Percent of Total Investments	0.10%
C000212569 | Non-Agency MBS CMO
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212569 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212569 | Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212569 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212569 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000212569 | Banking
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000212569 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212569 | CDO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000212569 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000212569 | Non-Agency Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000078667 | Catalyst Systematic Alpha Fund
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000078667 | United States Treasury Bill, 4.2800, 2025-09-04
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000078667 | AQR Long-Short Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000078667 | Catalyst/CIFC Senior Secured Income Fund
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078667 | Rational/Pier 88 Convertible Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000078667 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.70%
C000078667 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078667 | Alternative00203H438
Holdings [Line Items]
Percent of Total Investments	90.60%
C000078667 | U.S. Treasury Obligations912797MH7
Holdings [Line Items]
Percent of Total Investments	7.70%
C000078667 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000078667 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000078667 | Open-End Funds
Holdings [Line Items]
Percent of Net Asset Value	72.10%
C000169251 | Catalyst Systematic Alpha Fund
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000169251 | United States Treasury Bill, 4.2800, 2025-09-04
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000169251 | AQR Long-Short Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169251 | Catalyst/CIFC Senior Secured Income Fund
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169251 | Rational/Pier 88 Convertible Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000169251 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.70%
C000169251 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169251 | Alternative00203H438
Holdings [Line Items]
Percent of Total Investments	90.60%
C000169251 | U.S. Treasury Obligations912797MH7
Holdings [Line Items]
Percent of Total Investments	7.70%
C000169251 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169251 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000169251 | Open-End Funds
Holdings [Line Items]
Percent of Net Asset Value	72.10%
C000169252 | Catalyst Systematic Alpha Fund
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000169252 | United States Treasury Bill, 4.2800, 2025-09-04
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000169252 | AQR Long-Short Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169252 | Catalyst/CIFC Senior Secured Income Fund
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169252 | Rational/Pier 88 Convertible Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000169252 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.70%
C000169252 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169252 | Alternative00203H438
Holdings [Line Items]
Percent of Total Investments	90.60%
C000169252 | U.S. Treasury Obligations912797MH7
Holdings [Line Items]
Percent of Total Investments	7.70%
C000169252 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169252 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000169252 | Open-End Funds
Holdings [Line Items]
Percent of Net Asset Value	72.10%
C000047568 | United States Treasury Bill, 2.8400, 2025-07-03
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000047568 | United States Treasury Bill, 4.1400, 2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000047568 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	11.10%
C000047568 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000047568 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000047568 | FuturesIWW5P5200_20250708_L_ADM
Holdings [Line Items]
Percent of Total Investments	0.10%
C000047568 | U.S. Treasury Obligations912797NX1
Holdings [Line Items]
Percent of Total Investments	88.80%
C000169250 | United States Treasury Bill, 2.8400, 2025-07-03
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000169250 | United States Treasury Bill, 4.1400, 2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000169250 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	11.10%
C000169250 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000169250 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000169250 | FuturesIWW5P5200_20250708_L_ADM
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169250 | U.S. Treasury Obligations912797NX1
Holdings [Line Items]
Percent of Total Investments	88.80%
C000047570 | United States Treasury Bill, 2.8400, 2025-07-03
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000047570 | United States Treasury Bill, 4.1400, 2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000047570 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	11.10%
C000047570 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000047570 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000047570 | FuturesIWW5P5200_20250708_L_ADM
Holdings [Line Items]
Percent of Total Investments	0.10%
C000047570 | U.S. Treasury Obligations912797NX1
Holdings [Line Items]
Percent of Total Investments	88.80%
C000216242 | Uber Technologies, Inc., 0.875, 2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000216242 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216242 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216242 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216242 | Dexcom, Inc., 0.25, 2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216242 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216242 | KKR & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216242 | PPL Capital Funding, Inc., 2.875, 2028-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216242 | DraftKings, Inc., 0, 2028-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216242 | Shift4 Payments, Inc., 0.5, 2027-08-01
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216242 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.60%
C000216242 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000216242 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216242 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000216242 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000216242 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000216242 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000216242 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000216242 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216242 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000216242 | Communications30303M102
Holdings [Line Items]
Percent of Total Investments	16.70%
C000216242 | Utilities018802AC2
Holdings [Line Items]
Percent of Total Investments	59.30%
C000216242 | Financials03769M304
Holdings [Line Items]
Percent of Total Investments	22.40%
C000216243 | Uber Technologies, Inc., 0.875, 2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000216243 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216243 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216243 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216243 | Dexcom, Inc., 0.25, 2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216243 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216243 | KKR & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216243 | PPL Capital Funding, Inc., 2.875, 2028-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216243 | DraftKings, Inc., 0, 2028-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216243 | Shift4 Payments, Inc., 0.5, 2027-08-01
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216243 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.60%
C000216243 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000216243 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216243 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000216243 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000216243 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000216243 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000216243 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000216243 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216243 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000216243 | Communications30303M102
Holdings [Line Items]
Percent of Total Investments	16.70%
C000216243 | Utilities018802AC2
Holdings [Line Items]
Percent of Total Investments	59.30%
C000216243 | Financials03769M304
Holdings [Line Items]
Percent of Total Investments	22.40%
C000216241 | Uber Technologies, Inc., 0.875, 2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000216241 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216241 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216241 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216241 | Dexcom, Inc., 0.25, 2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216241 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216241 | KKR & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216241 | PPL Capital Funding, Inc., 2.875, 2028-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216241 | DraftKings, Inc., 0, 2028-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216241 | Shift4 Payments, Inc., 0.5, 2027-08-01
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216241 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.60%
C000216241 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000216241 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216241 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000216241 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000216241 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000216241 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000216241 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000216241 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216241 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000216241 | Communications30303M102
Holdings [Line Items]
Percent of Total Investments	16.70%
C000216241 | Utilities018802AC2
Holdings [Line Items]
Percent of Total Investments	59.30%
C000216241 | Financials03769M304
Holdings [Line Items]
Percent of Total Investments	22.40%
C000172993 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000172993 | United States Treasury Bill, 4.0800, 2025-07-29
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000172993 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000172993 | Equity
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000172993 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000172993 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	62.60%
C000172993 | Cash & Equivalent31846V450
Holdings [Line Items]
Percent of Total Investments	34.50%
C000172993 | U.S. Treasury Obligations912797QC4
Holdings [Line Items]
Percent of Total Investments	2.90%
C000172994 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000172994 | United States Treasury Bill, 4.0800, 2025-07-29
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000172994 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000172994 | Equity
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000172994 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000172994 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	62.60%
C000172994 | Cash & Equivalent31846V450
Holdings [Line Items]
Percent of Total Investments	34.50%
C000172994 | U.S. Treasury Obligations912797QC4
Holdings [Line Items]
Percent of Total Investments	2.90%
C000172995 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000172995 | United States Treasury Bill, 4.0800, 2025-07-29
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000172995 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000172995 | Equity
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000172995 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000172995 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	62.60%
C000172995 | Cash & Equivalent31846V450
Holdings [Line Items]
Percent of Total Investments	34.50%
C000172995 | U.S. Treasury Obligations912797QC4
Holdings [Line Items]
Percent of Total Investments	2.90%
C000252107 | SPDR S&P 500 ETF Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000252107 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000252107 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	9.00%
C000252107 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000252107 | Equity
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000252107 | Equities78462F103
Holdings [Line Items]
Percent of Total Investments	91.00%
C000252105 | SPDR S&P 500 ETF Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000252105 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000252105 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	9.00%
C000252105 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000252105 | Equity
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000252105 | Equities78462F103
Holdings [Line Items]
Percent of Total Investments	91.00%
C000252106 | SPDR S&P 500 ETF Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000252106 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000252106 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	9.00%
C000252106 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000252106 | Equity
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000252106 | Equities78462F103
Holdings [Line Items]
Percent of Total Investments	91.00%